Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
September 30, 2025
MDL-NPRT3-1125
1.9899757.105
Foreign Government and Government Agency Obligations - 83.5%
		Principal Amount (a)	Value ($)
BRAZIL - 6.6%
Brazilian Federative Republic 10% 1/1/2027	BRL	33,000,000	5,935,513
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	3,970,630
Brazilian Federative Republic 10% 1/1/2031	BRL	29,500,000	4,850,615
Brazilian Federative Republic 10% 1/1/2033	BRL	12,500,000	1,979,529
Brazilian Federative Republic 10% 1/1/2035	BRL	13,000,000	1,998,714
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (b)	BRL	32,500,000	4,077,766
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	14,500,000	1,600,719
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	13,750,000	2,335,882
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	5,000,000	752,604
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	29,250,000	3,909,143
TOTAL BRAZIL			31,411,115
CHILE - 1.3%
Chilean Republic 5% 3/1/2035	CLP	2,320,000,000	2,313,268
Chilean Republic 5.3% 11/1/2037 (c)(d)	CLP	725,000,000	729,022
Chilean Republic 6% 1/1/2043	CLP	225,000,000	241,797
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,635,000,000	2,812,653
TOTAL CHILE			6,096,740
CHINA - 3.2%
Peoples Republic of China 1.88% 4/25/2055	CNY	10,250,000	1,353,331
Peoples Republic of China 2.04% 11/25/2034	CNY	23,000,000	3,282,692
Peoples Republic of China 2.57% 5/20/2054	CNY	15,750,000	2,354,047
Peoples Republic of China 2.68% 5/21/2030	CNY	16,250,000	2,387,796
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	2,990,423
Peoples Republic of China 3.12% 10/25/2052	CNY	12,000,000	1,974,298
Peoples Republic of China 3.81% 9/14/2050	CNY	5,050,000	918,599
TOTAL CHINA			15,261,186
COLOMBIA - 4.0%
Colombian Republic 11.5% 7/25/2046	COP	4,000,000,000	981,528
Colombian Republic 12.75% 11/28/2040	COP	7,250,000,000	1,933,068
Colombian Republic 6% 4/28/2028	COP	18,350,000,000	4,275,411
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	690,907
Colombian Republic 7% 6/30/2032	COP	11,800,000,000	2,405,383
Colombian Republic 7.25% 10/18/2034	COP	17,050,000,000	3,348,540
Colombian Republic 7.25% 10/26/2050	COP	8,450,000,000	1,383,223
Colombian Republic 9.25% 5/28/2042	COP	19,425,000,000	4,042,056
TOTAL COLOMBIA			19,060,116
CZECH REPUBLIC - 4.4%
Czech Republic 0.95% 5/15/2030 (c)	CZK	95,250,000	4,008,329
Czech Republic 1.2% 3/13/2031	CZK	174,380,000	7,213,698
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	379,825
Czech Republic 1.95% 7/30/2037	CZK	62,500,000	2,275,597
Czech Republic 2% 10/13/2033	CZK	53,000,000	2,136,911
Czech Republic 2.75% 7/23/2029	CZK	64,000,000	2,959,829
Czech Republic 5.5% 12/12/2028	CZK	37,500,000	1,901,414
TOTAL CZECH REPUBLIC			20,875,603
DOMINICAN REPUBLIC - 0.4%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	54,800,000	954,069
Dominican Republic 13.625% 2/3/2033 (d)	DOP	17,000,000	328,332
Dominican Republic 9.75% 6/5/2026 (c)	DOP	40,000,000	639,695
TOTAL DOMINICAN REPUBLIC			1,922,096
EGYPT - 1.3%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	125,707
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	43,822
Arab Republic of Egypt Treasury Bills 0% 12/9/2025 (b)	EGP	165,675,000	3,279,257
Arab Republic of Egypt Treasury Bills 0% 2/24/2026 (b)	EGP	84,000,000	1,585,098
Arab Republic of Egypt Treasury Bills 0% 2/3/2026 (b)	EGP	54,000,000	1,033,082
TOTAL EGYPT			6,066,966
HUNGARY - 2.7%
Hungary Government 2% 5/23/2029	HUF	180,000,000	466,059
Hungary Government 2.25% 4/20/2033	HUF	575,000,000	1,281,914
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	266,321
Hungary Government 2.75% 12/22/2026	HUF	967,000,000	2,798,093
Hungary Government 3% 10/27/2038	HUF	515,000,000	1,030,334
Hungary Government 4.75% 11/24/2032	HUF	265,000,000	711,593
Hungary Government 6.75% 10/22/2028	HUF	2,149,250,000	6,526,940
TOTAL HUNGARY			13,081,254
INDIA - 8.0%
Republic of India 6.54% 1/17/2032	INR	280,000,000	3,158,874
Republic of India 6.67% 12/17/2050	INR	362,000,000	3,834,770
Republic of India 6.79% 10/7/2034	INR	628,750,000	7,151,846
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,332,062
Republic of India 7.17% 4/17/2030	INR	336,500,000	3,909,347
Republic of India 7.18% 7/24/2037	INR	581,000,000	6,710,747
Republic of India 7.18% 8/14/2033	INR	120,000,000	1,394,523
Republic of India 7.3% 6/19/2053	INR	568,500,000	6,468,696
Republic of India 7.32% 11/13/2030	INR	241,000,000	2,833,395
Republic of India 7.38% 6/20/2027	INR	100,000,000	1,154,402
TOTAL INDIA			37,948,662
INDONESIA - 8.5%
Indonesia Government 6.375% 4/15/2032	IDR	108,000,000,000	6,635,243
Indonesia Government 6.5% 2/15/2031	IDR	77,250,000,000	4,816,247
Indonesia Government 6.5% 7/15/2030	IDR	25,000,000,000	1,557,330
Indonesia Government 6.625% 2/15/2034	IDR	62,250,000,000	3,789,306
Indonesia Government 6.75% 7/15/2035	IDR	42,000,000,000	2,583,174
Indonesia Government 6.875% 4/15/2029	IDR	51,000,000,000	3,210,185
Indonesia Government 7% 9/15/2030	IDR	10,500,000,000	667,664
Indonesia Government 7.125% 6/15/2038	IDR	46,500,000,000	2,885,149
Indonesia Government 7.125% 6/15/2042	IDR	32,000,000,000	1,974,911
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	867,287
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	2,075,724
Indonesia Government 7.5% 8/15/2032	IDR	8,000,000,000	515,962
Indonesia Government 8.25% 5/15/2029	IDR	67,500,000,000	4,434,524
Indonesia Government 8.25% 5/15/2036	IDR	15,750,000,000	1,074,636
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,253,787
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,342,505
TOTAL INDONESIA			40,683,634
KOREA (SOUTH) - 0.2%
Korean Republic 3.5% 6/10/2034	KRW	1,500,000,000	1,110,444
MALAYSIA - 8.1%
Malaysia Government 2.632% 4/15/2031	MYR	3,250,000	744,577
Malaysia Government 3.336% 5/15/2030	MYR	4,750,000	1,134,633
Malaysia Government 3.582% 7/15/2032	MYR	27,500,000	6,601,928
Malaysia Government 3.757% 5/22/2040	MYR	13,750,000	3,277,162
Malaysia Government 3.828% 7/5/2034	MYR	15,650,000	3,814,383
Malaysia Government 3.885% 8/15/2029	MYR	30,425,000	7,407,622
Malaysia Government 4.054% 4/18/2039	MYR	4,500,000	1,113,158
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,756,125
Malaysia Government 4.127% 4/15/2032	MYR	1,500,000	371,364
Malaysia Government 4.18% 5/16/2044	MYR	9,750,000	2,424,468
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	832,096
Malaysia Government 4.504% 4/30/2029	MYR	4,500,000	1,116,184
Malaysia Government 4.642% 11/7/2033	MYR	8,500,000	2,184,319
Malaysia Government 4.696% 10/15/2042	MYR	6,350,000	1,675,881
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	864,217
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,170,151
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	1,070,263
TOTAL MALAYSIA			38,558,531
MEXICO - 10.0%
United Mexican States 10% 11/20/2036	MXN	5,000,000	295,228
United Mexican States 7.5% 5/26/2033	MXN	102,400,000	5,269,167
United Mexican States 7.5% 6/3/2027	MXN	134,850,000	7,361,101
United Mexican States 7.75% 11/13/2042	MXN	182,350,000	8,637,691
United Mexican States 7.75% 11/23/2034	MXN	116,500,000	6,003,788
United Mexican States 8% 7/31/2053	MXN	85,200,000	4,030,502
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	837,979
United Mexican States 8.5% 2/28/2030	MXN	66,250,000	3,653,291
United Mexican States 8.5% 5/31/2029	MXN	206,000,000	11,396,001
TOTAL MEXICO			47,484,748
PERU - 2.1%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	471,370
Peruvian Republic 5.4% 8/12/2034	PEN	5,350,000	1,490,702
Peruvian Republic 6.15% 8/12/2032	PEN	13,500,000	4,116,976
Peruvian Republic 6.85% 8/12/2035 (c)(d)	PEN	3,500,000	1,064,878
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,128,963
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	557,911
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,500,000	481,181
Peruvian Republic 7.6% 8/12/2039 (c)(d)	PEN	2,000,000	629,586
TOTAL PERU			9,941,567
POLAND - 4.8%
Republic of Poland 1.25% 10/25/2030	PLN	6,800,000	1,572,944
Republic of Poland 1.75% 4/25/2032	PLN	19,000,000	4,278,470
Republic of Poland 2.75% 10/25/2029	PLN	17,200,000	4,404,665
Republic of Poland 4.5% 7/25/2030	PLN	8,500,000	2,299,388
Republic of Poland 4.75% 7/25/2029	PLN	16,000,000	4,415,545
Republic of Poland 5% 1/25/2030	PLN	7,000,000	1,943,221
Republic of Poland 5% 10/25/2034	PLN	7,250,000	1,942,090
Republic of Poland 5% 10/25/2035	PLN	2,500,000	662,251
Republic of Poland 6% 10/25/2033	PLN	4,250,000	1,225,334
TOTAL POLAND			22,743,908
ROMANIA - 3.5%
Romanian Republic 3.25% 6/24/2026	RON	8,000,000	1,802,484
Romanian Republic 3.65% 9/24/2031	RON	3,000,000	571,909
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	359,767
Romanian Republic 4.75% 10/11/2034	RON	2,000,000	385,812
Romanian Republic 4.85% 7/25/2029	RON	6,250,000	1,324,572
Romanian Republic 5% 2/12/2029	RON	24,750,000	5,319,188
Romanian Republic 5.8% 7/26/2027	RON	3,750,000	845,988
Romanian Republic 6.7% 2/25/2032	RON	1,250,000	278,508
Romanian Republic 6.85% 7/29/2030	RON	3,250,000	735,226
Romanian Republic 7.2% 10/30/2033	RON	14,750,000	3,387,555
Romanian Republic 7.2% 5/31/2027	RON	7,500,000	1,733,343
TOTAL ROMANIA			16,744,352
SOUTH AFRICA - 6.6%
South African Republic 11.625% 3/31/2053	ZAR	14,000,000	917,619
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,766,678
South African Republic 6.5% 2/28/2041	ZAR	96,500,000	4,046,225
South African Republic 7% 2/28/2031	ZAR	73,250,000	4,022,709
South African Republic 8% 1/31/2030	ZAR	89,000,000	5,170,828
South African Republic 8.5% 1/31/2037	ZAR	55,000,000	2,931,666
South African Republic 8.75% 2/28/2048	ZAR	119,500,000	5,979,739
South African Republic 8.875% 2/28/2035	ZAR	119,750,000	6,812,234
TOTAL SOUTH AFRICA			31,647,698
THAILAND - 4.2%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,309,692
Kingdom of Thailand 1.6% 6/17/2035	THB	122,000,000	3,815,673
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	2,212,727
Kingdom of Thailand 2.8% 6/17/2034	THB	44,750,000	1,532,493
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	320,064
Kingdom of Thailand 3.3% 6/17/2038	THB	109,500,000	4,017,278
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,661,650
Kingdom of Thailand 3.45% 6/17/2043	THB	108,500,000	4,117,540
TOTAL THAILAND			19,987,117
TURKEY - 2.8%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	247,788
Turkish Republic 12.6% 10/1/2025	TRY	150,000,000	3,607,743
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	427,254
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	287,735
Turkish Republic 26.2% 10/5/2033	TRY	67,000,000	1,485,966
Turkish Republic 30% 9/12/2029	TRY	64,750,000	1,435,091
Turkish Republic 31.08% 11/8/2028	TRY	99,250,000	2,245,238
Turkish Republic 36% 8/12/2026	TRY	109,500,000	2,600,731
Turkish Republic 37.84% 7/14/2027	TRY	43,500,000	1,063,508
TOTAL TURKEY			13,401,054
URUGUAY - 0.6%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	164,355
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	104,825,000	2,665,655
Uruguay Republic 9.75% 7/20/2033	UYU	3,680,820	101,016
TOTAL URUGUAY			2,931,026
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	886,656
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $383,998,353)			397,844,473

Non-Convertible Corporate Bonds - 1.5%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 1.5%
Financials - 1.5%
Banks - 1.1%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,711,331
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	44,500,000	496,131
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	298,786
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,191,860
Inter-American Development Bank 7.35% 10/6/2030	INR	115,000,000	1,325,356
			5,023,464
Financial Services - 0.4%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	350,000,000	600,041
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	115,500,000	1,312,941
			1,912,982
TOTAL FINANCIALS			6,936,446

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,346,146)			6,936,446

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $1,432,925)	4.20	1,440,000	1,433,090

Money Market Funds - 11.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $56,835,742)	4.21	56,824,377	56,835,742

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $449,613,166)	463,049,751
NET OTHER ASSETS (LIABILITIES) - 2.8%	13,227,004
NET ASSETS - 100.0%	476,276,755

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	4,926,000	USD	891,548	BNP Paribas SA	11/13/2025	24,396
BRL	10,773,000	USD	2,000,260	Bank of America NA	11/13/2025	2,881
BRL	5,258,000	USD	937,455	Bank of America NA	11/13/2025	40,221
BRL	14,096,000	USD	2,612,063	Bank of America NA	11/13/2025	8,959
BRL	9,971,000	USD	1,802,748	Bank of America NA	11/13/2025	51,268
CLP	1,220,509,000	USD	1,247,378	BNP Paribas SA	11/13/2025	22,235
CLP	405,706,000	USD	422,470	Goldman Sachs Bank USA	11/13/2025	(441)
CLP	1,731,966,000	USD	1,809,314	Goldman Sachs Bank USA	11/13/2025	(7,668)
CNY	8,522,000	USD	1,205,229	Citibank NA	11/13/2025	(5,024)
CNY	150,523,000	USD	21,197,437	Goldman Sachs Bank USA	11/13/2025	1,633
CNY	5,770,000	USD	815,951	Goldman Sachs Bank USA	11/13/2025	(3,327)
CNY	13,328,000	USD	1,881,104	State Street Bank & Trust Co	11/13/2025	(4,041)
COP	9,578,300,000	USD	2,450,320	Goldman Sachs Bank USA	11/13/2025	(20,985)
COP	5,653,900,000	USD	1,387,971	Goldman Sachs Bank USA	11/13/2025	46,022
CZK	26,478,000	USD	1,257,510	Bank of America NA	11/13/2025	20,712
CZK	49,646,000	USD	2,398,894	Bank of America NA	11/13/2025	(2,241)
CZK	76,951,000	USD	3,710,383	HSBC Bank USA NA	11/13/2025	4,415
EUR	1,008,000	USD	1,188,143	JPMorgan Chase Bank NA	11/13/2025	(1,641)
HUF	773,486,000	USD	2,303,964	Bank of America NA	11/13/2025	18,237
HUF	410,777,000	USD	1,239,740	Bank of America NA	11/13/2025	(6,483)
IDR	40,968,100,000	USD	2,454,649	Bank of America NA	11/13/2025	2,781
IDR	39,611,800,000	USD	2,363,473	Bank of America NA	11/13/2025	12,602
IDR	37,154,400,000	USD	2,258,626	Royal Bank of Canada	11/13/2025	(29,957)
INR	136,427,000	USD	1,553,838	Citibank NA	11/13/2025	(21,896)
INR	98,170,000	USD	1,117,346	Citibank NA	11/13/2025	(14,992)
INR	199,904,000	USD	2,279,407	Goldman Sachs Bank USA	11/13/2025	(34,680)
INR	250,641,000	USD	2,874,653	Royal Bank of Canada	11/13/2025	(60,199)
INR	107,394,000	USD	1,223,794	State Street Bank & Trust Co	11/13/2025	(17,864)
KRW	1,688,700,000	USD	1,208,848	Goldman Sachs Bank USA	11/13/2025	(3,925)
KRW	3,209,800,000	USD	2,339,163	Royal Bank of Canada	11/13/2025	(48,904)
KRW	3,302,200,000	USD	2,345,479	State Street Bank & Trust Co	11/13/2025	10,710
KZT	947,587,000	USD	1,712,610	Citibank NA	11/13/2025	(9,680)
MXN	25,747,000	USD	1,359,079	BNP Paribas SA	11/13/2025	40,309
MXN	36,960,000	USD	2,004,659	Goldman Sachs Bank USA	11/13/2025	4,173
MXN	37,524,000	USD	2,036,914	Goldman Sachs Bank USA	11/13/2025	2,572
MXN	36,062,000	USD	1,908,387	JPMorgan Chase Bank NA	11/13/2025	51,636
MXN	28,217,000	USD	1,523,300	State Street Bank & Trust Co	11/13/2025	10,336
MYR	5,177,000	USD	1,231,886	Goldman Sachs Bank USA	11/13/2025	314
MYR	15,004,000	USD	3,584,757	Goldman Sachs Bank USA	11/13/2025	(13,591)
MYR	10,505,000	USD	2,494,657	State Street Bank & Trust Co	11/13/2025	5,683
MYR	6,926,000	USD	1,647,596	State Street Bank & Trust Co	11/13/2025	891
PEN	5,213,000	USD	1,465,602	BNP Paribas SA	11/13/2025	34,141
PEN	2,617,000	USD	755,027	Goldman Sachs Bank USA	11/13/2025	(2,135)
PLN	10,194,000	USD	2,779,305	BNP Paribas SA	11/13/2025	23,635
PLN	6,357,000	USD	1,699,815	Bank of America NA	11/13/2025	48,104
PLN	3,822,000	USD	1,032,702	Bank of America NA	11/13/2025	18,194
PLN	1,812,000	USD	495,173	Canadian Imperial Bank of Commerce	11/13/2025	3,054
PLN	26,389,000	USD	7,296,672	JPMorgan Chase Bank NA	11/13/2025	(40,757)
RON	5,339,000	USD	1,219,058	Bank of America NA	11/13/2025	11,096
RON	5,015,000	USD	1,153,079	Goldman Sachs Bank USA	11/13/2025	2,423
RON	9,022,000	USD	2,068,896	Goldman Sachs Bank USA	11/13/2025	9,854
THB	55,406,000	USD	1,747,741	JPMorgan Chase Bank NA	11/13/2025	(34,131)
THB	22,662,000	USD	706,990	JPMorgan Chase Bank NA	11/13/2025	(6,094)
THB	39,380,000	USD	1,224,801	JPMorgan Chase Bank NA	11/13/2025	(6,847)
THB	475,171,000	USD	14,762,608	JPMorgan Chase Bank NA	11/13/2025	(66,406)
THB	39,011,000	USD	1,213,303	JPMorgan Chase Bank NA	11/13/2025	(6,761)
USD	1,190,797	BRL	6,326,935	CITI BRAZIL	10/1/2025	2,026
USD	2,944,787	BRL	16,886,000	Citibank NA	11/13/2025	(195,009)
USD	1,322,943	CLP	1,275,000,000	BNP Paribas SA	11/13/2025	(3,352)
USD	2,442,475	CLP	2,388,008,000	BNP Paribas SA	11/13/2025	(41,607)
USD	1,160,982	CLP	1,118,258,000	Citibank NA	11/13/2025	(2,266)
USD	1,720,212	CLP	1,670,618,000	Citibank NA	11/13/2025	(17,619)
USD	1,436,989	CNY	10,194,000	Citibank NA	11/13/2025	1,306
USD	1,633,761	CNY	11,585,000	Royal Bank of Canada	11/13/2025	2,175
USD	2,194,853	COP	8,656,500,000	BNP Paribas SA	11/13/2025	(687)
USD	1,023,228	COP	4,309,500,000	BNP Paribas SA	11/13/2025	(69,787)
USD	1,145,266	COP	4,687,000,000	Citibank NA	11/13/2025	(43,493)
USD	1,109,880	COP	4,516,100,000	Citibank NA	11/13/2025	(35,534)
USD	775,834	CZK	16,322,000	Bank of America NA	11/13/2025	(12,108)
USD	1,275,703	CZK	26,759,000	Royal Bank of Canada	11/13/2025	(16,083)
USD	1,110,243	CZK	23,440,000	Royal Bank of Canada	11/13/2025	(21,320)
USD	1,157,197	CZK	24,415,000	State Street Bank & Trust Co	11/13/2025	(21,434)
USD	1,201,391	EUR	1,017,000	BNP Paribas SA	11/13/2025	4,296
USD	1,182,286	EUR	1,008,000	State Street Bank & Trust Co	11/13/2025	(4,215)
USD	1,335,095	HUF	458,447,000	Bank of America NA	11/13/2025	(41,279)
USD	1,103,835	HUF	379,195,000	Canadian Imperial Bank of Commerce	11/13/2025	(34,605)
USD	1,530,715	HUF	521,056,000	State Street Bank & Trust Co	11/13/2025	(33,627)
USD	761,699	IDR	12,604,600,000	State Street Bank & Trust Co	11/13/2025	5,625
USD	1,144,531	INR	101,806,000	Bank of America NA	11/13/2025	1,349
USD	2,224,864	INR	197,410,000	Citibank NA	11/13/2025	8,143
USD	1,066,315	INR	94,918,000	Goldman Sachs Bank USA	11/13/2025	478
USD	3,462,912	INR	306,537,000	State Street Bank & Trust Co	11/13/2025	20,801
USD	1,155,564	KRW	1,591,500,000	Bank of America NA	11/13/2025	19,995
USD	1,199,957	KRW	1,661,100,000	Citibank NA	11/13/2025	14,727
USD	1,171,235	KRW	1,610,800,000	Citibank NA	11/13/2025	21,896
USD	1,201,372	KRW	1,663,900,000	Goldman Sachs Bank USA	11/13/2025	14,144
USD	1,187,901	KRW	1,637,700,000	Goldman Sachs Bank USA	11/13/2025	19,368
USD	1,162,359	KRW	1,614,400,000	Royal Bank of Canada	11/13/2025	10,450
USD	2,402,713	MXN	44,063,621	Goldman Sachs Bank USA	10/2/2025	(3,360)
USD	1,192,095	MXN	22,384,000	Bank of America NA	11/13/2025	(24,509)
USD	812,867	MXN	15,473,000	Bank of America NA	11/13/2025	(28,114)
USD	2,196,837	MXN	41,426,000	HSBC Bank USA NA	11/13/2025	(54,728)
USD	1,725,655	MXN	32,211,000	JPMorgan Chase Bank NA	11/13/2025	(25,061)
USD	1,303,889	MXN	24,920,000	JPMorgan Chase Bank NA	11/13/2025	(50,550)
USD	1,205,274	MYR	5,073,000	Goldman Sachs Bank USA	11/13/2025	(2,172)
USD	777,646	MYR	3,270,000	Goldman Sachs Bank USA	11/13/2025	(661)
USD	1,636,578	MYR	6,926,000	Goldman Sachs Bank USA	11/13/2025	(11,908)
USD	1,482,229	PEN	5,213,000	BNP Paribas SA	11/13/2025	(17,514)
USD	1,105,764	PLN	4,063,000	Bank of America NA	11/13/2025	(11,397)
USD	723,803	PLN	2,603,000	Bank of America NA	11/13/2025	8,083
USD	1,154,487	PLN	4,181,000	JPMorgan Chase Bank NA	11/13/2025	4,880
USD	689,443	RON	2,988,000	Goldman Sachs Bank USA	11/13/2025	981
USD	1,084,622	THB	34,526,000	JPMorgan Chase Bank NA	11/13/2025	16,793
USD	959,835	ZAR	16,760,000	Bank of America NA	11/13/2025	(7,685)
USD	712,142	ZAR	12,744,000	Goldman Sachs Bank USA	11/13/2025	(23,542)
ZAR	54,624,000	USD	3,035,419	BNP Paribas SA	11/13/2025	117,909
ZAR	20,879,000	USD	1,181,748	Royal Bank of Canada	11/13/2025	23,553

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(473,431)
Unrealized Appreciation						852,465
Unrealized Depreciation						(1,325,896)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
RON	-	Romanian Leu
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,583,055 or 3.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,045,652 or 1.3% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $250,791.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	37,039,861	270,012,358	250,216,477	929,278	-	-	56,835,742	56,824,377	0.1%
Total	37,039,861	270,012,358	250,216,477	929,278	-	-	56,835,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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